Reportable Segments and Geographic Information - Reconciliation of Income (Loss) Before Income Taxes to Total Gross Margin (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Income (loss) before income taxes	$ 2,083	$ 1,214	$ 3,170	$ (12,323)	$ (20,624)	$ (29,819)	$ (103,305)	$ (18,018)	$ 16,839	$ (47,524)	$ 61,363
Selling, general and administrative									176,318	157,485	210,483
Depreciation and amortization									107,824	132,886	146,318
Long-lived asset impairment									5,700	14,495	20,788
Restatement related charges	$ 400	$ 2,000	$ 1,600	$ 2,200	$ 9,900	$ 12,300	$ 7,900		3,419	18,879	0
Restructuring and other charges									3,189	22,038	31,315
Interest expense									34,826	34,181	7,272
Equity in (income) loss of affiliates									0	(10,403)	(15,152)
Other (income) expense, net									(975)	(13,046)	35,516
Total gross margin									$ 347,140	$ 308,991	$ 497,903